Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial Instruments

19.	Financial Instruments
The Group’s financial instruments consist of financial assets in the form of convertible notes, investment in shares, and financial liabilities, including notes and preferred shares. Many of these financial instruments are presented at fair value, with changes in fair value recorded through profit and loss.
Fair Value Process
For financial instruments measured at fair value under IFRS 9, the change in the fair value is reflected through profit and loss. Using the guidance in IFRS 13, the total business enterprise value and allocable equity of each entity being valued can be determined using a market backsolve approach through a recent arm’s length financing round (or a future probable arm's length transaction), market/asset probability-weighted expected return method ("PWERM") approach, discounted cash flow approach, or hybrid approaches. The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM
Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.

Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
At each measurement date, investments held at fair value (that are not publicly traded) as well as the fair value of subsidiary preferred share liability, including embedded conversion rights that are not bifurcated, were determined using the following allocation methods: option pricing model (“OPM”), PWERM, or hybrid allocation framework. The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM
Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.

Hybrid
The hybrid method is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenario's occurrence, similar to the
PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.

Valuation policies and procedures are regularly monitored by the Group. Fair value measurements, including those categorized within Level 3, are prepared and reviewed for reasonableness and compliance with the fair value measurements guidance under
IFRS accounting standards. The Group measures fair value using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3
Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instruments' valuation.

Whilst the Group considers the methodologies and assumptions adopted in fair value measurements as supportable and reasonable, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investment existed.

19.	Financial Instruments continued
Subsidiary Preferred Share Liability
As of December 31, 2025 and December 31, 2024, the fair value of subsidiary preferred share liability was $169 and $169, respectively. See Note 17. Subsidiary Preferred Shares for the changes in the Group’s subsidiary preferred share liability measured at fair value, which are categorized as Level 3 in the fair value hierarchy. The changes in fair value of subsidiary preferred share liability are recorded in finance income/(costs) – fair value accounting in the Consolidated Statement of Comprehensive
Income/(Loss).
Investments Held at Fair Value
The Group has immaterial investments in listed entities on an active exchange, and as such, the fair value of these investments as of December 31, 2025 was calculated utilizing the quoted common share price, which is categorized as Level 1 in the fair value hierarchy.
Seaport, Vedanta and Sonde
As of December 31, 2025, the Group accounted for the following investments under IFRS 9 as investments held at fair value with changes in fair value through profit and loss: Seaport preferred shares, Vedanta preferred shares, and Sonde preferred A-2 and B shares. The valuations of the aforementioned investments are categorized as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs to value such assets. During the year ended December 31, 2025, the Group recorded such investments at fair value and recognized a gain of $39,074 for the changes in fair value of the investments.
The following table summarizes the changes in all the Group’s investments held at fair value categorized as Level 3 in the fair value hierarchy:

Level 3 Investments held at fair value	Balance under IFRS 9 $	Equity method loss recorded against LTI $	Carrying Amount $
Balance as of January 1, 2024	24,872	—	24,872
Deconsolidation of Seaport - new investment in Seaport preferred shares	179,248	—	179,248
Gain/(loss) on changes in fair value	(10,361)	—	(10,361)
Equity method loss recorded against LTI	—	(5,307)	(5,307)
Balance as of December 31, 2024	193,758	(5,307)	188,452
Investment in Vedanta preferred shares	888	—	888
Conversion of Vedanta note to preferred shares	2,836	—	2,836
Gain/(loss) on changes in fair value	39,074	—	39,074
Equity method loss recorded against LTI, net	—	(13,831)	(13,831)
Balance as of December 31, 2025	236,557	(19,138)	217,419
The changes in fair value of investments held at fair value are recorded in gain/(loss) on investments held at fair value in the
Consolidated Statement of Comprehensive Income/(Loss).
As of December 31, 2025, the Group’s material investment held at fair value categorized as Level 3 in the fair value hierarchy included the preferred shares of Seaport with fair value of $236,003. The significant unobservable inputs used at December 31, 2025 in the fair value measurement of this investment and the sensitivity of the fair value measurement to changes in these significant unobservable inputs are summarized in the table below.

As of December 31, 2025	Investment Measured through Market Backsolve & PWERM
Unobservable Inputs	Input Value	Sensitivity Range	Fair Value Increase/ (Decrease) $
Equity Value	689,748	-10%	(24,667)
		+10%	24,634
Probability of entering into an initial public offering ("IPO")*	50%	-10%	(5,270)
		+10%	5,270
*Assumed the IPO event occurs on June 30, 2026.
The unobservable inputs outlined within the table above were used to determine the fair value of our investment in the convertible preferred shares of a private company as of December 31, 2025. Whilst the Group considers the methodologies and assumptions used in the fair value measurement to be supportable and reasonable based on a number of factors, including stage of development for underlying programs and market conditions, because of the inherent uncertainties associated with the valuation, the estimated value may differ significantly from the values that would have been used had a ready market for the investment existed. The fair value measurement of our investment in the convertible preferred shares will be updated at each reporting date.

19.	Financial Instruments continued
Investments in Notes from Associates
As of December 31, 2025 and 2024, the investment in notes from associates was $11,417 and $17,731, respectively. The balance as of December 31, 2025 represents the fair value of convertible promissory notes issued by Gelesis with a principal value of $26,850.
The balance as of December 31, 2024 represents the fair value of the aforementioned convertible debt issued by Gelesis as well as the convertible promissory note issued by Vedanta with a principal value of $5,000. The Vedanta convertible note was converted into shares of Vedanta Series A-1 preferred stock in August 2025. See Note 5. Investments Held at Fair Value. As a result, the Vedanta convertible promissory note is no longer outstanding.
During the year ended December 31, 2025, the Group recorded a loss of $3,628 for the changes in fair value of the notes from associates in the gain/(loss) on investments in notes from associates within the Consolidated Statement of Comprehensive Income/
(Loss). The loss was primarily driven by a decrease of $3,514 in the fair value of the Vedanta convertible note prior to its conversion.
In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. Therefore, the Group determined the fair value of the convertible promissory notes issued by
Gelesis to be $0 as of December 31, 2023. In June 2024, the Bankruptcy Court approved an executed agreement for a third party to acquire the remaining net assets of Gelesis for $15,000. As the only senior secured creditor, the Group is expected to receive a majority of the proceeds from this sale after deduction of legal and administrative costs incurred by the Bankruptcy Court. As of
December 31, 2025 and 2024, these notes were determined to have a fair value of $11,417 and $11,381, respectively.
The convertible debt issued by Vedanta was valued at the conversion date using a probability-weighted backsolve approach.
Fair Value Measurement and Classification
The fair value of financial instruments by category as of December 31, 2025 and 2024:

	2025
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[1]:
Money Markets[2]	97,447	—	97,447	—	—	97,447
Investment in notes from associates	11,417	—	—	—	11,417	11,417
Investments held at fair value[3]	217,426	—	7	—	217,419	217,426
Total financial assets	326,290	—	97,454	—	228,836	326,290
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	3,044	—	—	3,044	3,044
Total financial liabilities	—	3,213	—	—	3,213	3,213
1.Excluded from the table above are short-term investments of $24,829 and cash equivalent of $124,538 that are classified at amortized cost as of December 31, 2025. The cost of these short-term investments and cash equivalent approximates current fair value.
2.Included within cash and cash equivalents.
3.The carrying amount of  $217,419 reflects the fair value of $236,557 as of December 31, 2025, net of $19,138 in equity method loss allocated to the long-term interest.

	2024
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[1]:
Money Markets[2]	181,716	—	181,716	—	—	181,716
Investment in notes from associates	17,731	—	—	—	17,731	17,731
Investments held at fair value[3]	191,426	—	2,974	—	188,452	191,426
Total financial assets	390,873	—	184,690	—	206,183	390,873
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	3,736	—	—	3,736	3,736
Total financial liabilities	—	3,905	—	—	3,905	3,905
1.Excluded from the table above are short-term investments of $86,666 and cash equivalent of $62,179 that are classified at amortized cost as of December 31, 2024. The cost of these short-term investments and cash equivalent approximates current fair value.
2.Included within cash and cash equivalents.
3.The carrying amount of $188,452 reflects the fair value of $193,758 as of December 31, 2024, net of $5,307 in equity method loss allocated to the long-term interest.